5. GE Trademark License Agreement	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
5. GE Trademark License Agreement

Note 5 GE Trademark License Agreement

The company entered into an amended agreement with General Electric regarding the trademarking of its products. The license is amortized through its expiration in November, 2018.

	March 31, 2015	December 31, 2014

GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(3,036,789)	(2,434,783)
Patents – net	$8,963,211	$9,565,217

At March 31, 2015 future amortization of intangible assets is as follows:

Year Ending December 31
2015	$1,839,465
2016	2,448,161
2017	2,441,472
2018	2,234,114
$8,963,211